23. Provision for legal and administrative proceedings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	14,528,617	13,832,157
Federal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	3,752,877	3,560,440
State Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	7,407,881	6,982,809
Municipal Taxes [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	658,783	509,613
FUST, FUNTTEL & EBC [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,709,076	R$ 2,779,295